Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000237262 [Member]
Shareholder Report [Line Items]
Fund Name	Arena Strategic Income Fund
Class Name	Class I
Trading Symbol	ACSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Arena Strategic Income Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/arenaCapital/. You can also request this information by contacting us at (877) 770-7760.
Additional Information Phone Number	(877) 770-7760
Additional Information Website	https://funddocs.filepoint.com/arenaCapital/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arena Strategic Income Fund (Class I/ACSIX)	$37	0.75%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75% [1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal semi-annual period ended April 30, 2026, the Fund returned -0.56% (at NAV return before taxes). Over the same period, the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Index, returned 0.54%, while the Fund’s secondary benchmark, the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Index, returned 2.32%.
The Fund’s credit selections underperformed both the primary and secondary benchmarks, primarily during Q4 2025. While Airlines, Cable Satellite, Financials, Food and Beverage, and Refining sectors posted positive relative outperformance, overall results were offset by declines in Retailers and Automotive industries. Performance in these latter sectors was impacted by trade policy updates, a sharp spike in fuel costs, and idiosyncratic credit developments.
Looking ahead, Arena views market conditions as continuing to be generally a yield capture environment. High yield credit spreads have widened from near historical lows, making the asset class significantly more appealing in the event either US Treasury yields and/or credit spreads rise.
Arena will continue to assess the ever-changing market environment amid shifting geopolitical and technological landscapes. Arena seeks to respond to market volatility by identifying selective opportunities, which may include considering swaps to extend duration if longer-maturity prices decline. These strategies aim to support the fund’s investment objectives over time. In addition, volatility typically slows refinancing activity, enabling us to earn high coupons for longer on our rolling call bonds.
The Arena Team

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Arena Strategic Income Fund (Class I/ACSIX)	5.79%	9.56%
Bloomberg U.S. Aggregate Bond Index	4.06%	4.21%
Bloomberg US Corporate High Yield Index	8.84%	8.22%
Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2% Index	8.28%	8.95%
[1]	Class I shares commenced operations on December 30, 2022.

Performance Inception Date	Dec. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 50,996,582
Holdings Count | Holding	134
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$50,996,582
Total number of portfolio holdings	134
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents the bonds, common stocks, leveraged loans, and preferred stocks of the Fund.
Top Ten Holdings
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.750%, 1/15/2029	2.5%
Windstream Services LLC, 8.250%, 10/1/2031	2.1%
LendingTree, Inc., 8.841%, 8/21/2030	2.0%
CITGO Petroleum Corp., 8.375%, 1/15/2029	2.0%
Victoria's Secret & Co, 4.625%, 7/15/2029	1.9%
Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	1.8%
PG&E Corp., 4.250%, 12/1/2027	1.8%
United Rentals North America, Inc., 6.000%, 12/15/2029	1.7%
Likewize Corp., 10.350%, 8/15/2029	1.7%
Rand Parent LLC, 8.500%, 2/15/2030	1.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.750%, 1/15/2029	2.5%
Windstream Services LLC, 8.250%, 10/1/2031	2.1%
LendingTree, Inc., 8.841%, 8/21/2030	2.0%
CITGO Petroleum Corp., 8.375%, 1/15/2029	2.0%
Victoria's Secret & Co, 4.625%, 7/15/2029	1.9%
Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	1.8%
PG&E Corp., 4.250%, 12/1/2027	1.8%
United Rentals North America, Inc., 6.000%, 12/15/2029	1.7%
Likewize Corp., 10.350%, 8/15/2029	1.7%
Rand Parent LLC, 8.500%, 2/15/2030	1.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.